Property and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 460,974	$ 215,835
Impairment	(15,246)
Property, plant and equipment at end of period	1,432,133	460,974
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,177,655	1,772,667
Acquisition (Note 4)		288,652
Additions	1,202,489	79,204
Impairment	(15,246)
Foreign exchange	(110,394)	37,132
Property, plant and equipment at end of period	3,254,504	2,177,655
Accumulated depreciation.
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,716,681)	(1,556,832)
Additions	212,463	126,666
Foreign exchange	(106,773)	33,183
Property, plant and equipment at end of period	(1,822,371)	(1,716,681)
Furniture and fixtures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	321,833	268,018
Acquisition (Note 4)		31,842
Additions	12,086	746
Foreign exchange	(15,040)	21,227
Property, plant and equipment at end of period	318,879	321,833
Furniture and fixtures | Accumulated depreciation.
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(240,611)	(219,306)
Additions	12,022	13,844
Foreign exchange	(15,362)	7,461
Property, plant and equipment at end of period	(237,271)	(240,611)
Computer, software, and transcription equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,812,771	1,499,729
Acquisition (Note 4)		218,696
Additions	1,180,809	78,458
Impairment	(15,246)
Foreign exchange	(93,264)	15,888
Property, plant and equipment at end of period	2,885,070	1,812,771
Computer, software, and transcription equipment | Accumulated depreciation.
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,473,012)	(1,335,406)
Additions	152,157	111,884
Foreign exchange	(90,711)	25,722
Property, plant and equipment at end of period	(1,534,458)	(1,473,012)
Buildings - leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	43,051	4,920
Acquisition (Note 4)		38,114
Additions	9,594
Foreign exchange	(2,090)	17
Property, plant and equipment at end of period	50,555	43,051
Buildings - leasehold improvements | Accumulated depreciation.
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,058)	(2,120)
Additions	48,284	938
Foreign exchange	(700)
Property, plant and equipment at end of period	$ (50,642)	$ (3,058)